Eaton Vance
Enhanced Equity Income Fund II
September 30, 2022
Portfolio of Investments (Unaudited)

Common Stocks — 99.3%(1)
Security	Shares	Value
Aerospace & Defense — 1.0%
Raytheon Technologies Corp.	97,082	$ 7,947,133
		$ 7,947,133
Auto Components — 0.9%
Aptiv PLC(2)	93,535	$ 7,315,372
		$ 7,315,372
Automobiles — 1.3%
Tesla, Inc.(2)	39,612	$ 10,507,083
		$ 10,507,083
Beverages — 2.2%
Coca-Cola Co. (The)	318,591	$ 17,847,468
		$ 17,847,468
Biotechnology — 3.3%
AbbVie, Inc.	153,874	$ 20,651,430
argenx SE ADR(2)	17,568	6,202,382
		$ 26,853,812
Building Products — 0.8%
Trane Technologies PLC	42,541	$ 6,160,362
		$ 6,160,362
Capital Markets — 3.2%
Charles Schwab Corp. (The)	169,117	$ 12,154,439
Goldman Sachs Group, Inc. (The)	26,857	7,870,444
Intercontinental Exchange, Inc.	58,768	5,309,689
		$ 25,334,572
Chemicals — 0.2%
Ecolab, Inc.	13,701	$ 1,978,698
		$ 1,978,698
Commercial Services & Supplies — 2.4%
Copart, Inc.(2)	74,514	$ 7,928,290
Waste Connections, Inc.	81,556	11,020,662
		$ 18,948,952
Security	Shares	Value
Electrical Equipment — 1.6%
AMETEK, Inc.	110,279	$ 12,506,741
		$ 12,506,741
Electronic Equipment, Instruments & Components — 0.8%
Zebra Technologies Corp., Class A(2)	25,406	$ 6,656,626
		$ 6,656,626
Entertainment — 1.7%
Netflix, Inc.(2)	30,833	$ 7,259,322
Walt Disney Co. (The)(2)	63,847	6,022,687
		$ 13,282,009
Food & Staples Retailing — 1.3%
Sysco Corp.	150,615	$ 10,649,987
		$ 10,649,987
Food Products — 1.0%
Mondelez International, Inc., Class A	153,625	$ 8,423,259
		$ 8,423,259
Health Care Equipment & Supplies — 2.6%
Abbott Laboratories	102,141	$ 9,883,163
Intuitive Surgical, Inc.(2)	58,020	10,875,269
		$ 20,758,432
Health Care Providers & Services — 2.2%
UnitedHealth Group, Inc.	35,746	$ 18,053,160
		$ 18,053,160
Health Care Technology — 0.5%
Veeva Systems, Inc., Class A(2)	22,801	$ 3,759,429
		$ 3,759,429
Hotels, Restaurants & Leisure — 1.4%
Starbucks Corp.	132,809	$ 11,190,486
		$ 11,190,486
Interactive Media & Services — 8.1%
Alphabet, Inc., Class C(2)	643,060	$ 61,830,219
Twitter, Inc.(2)	75,248	3,298,872
		$ 65,129,091
Internet & Direct Marketing Retail — 8.4%
Amazon.com, Inc.(2)	594,080	$ 67,131,040
		$ 67,131,040

Eaton Vance
Enhanced Equity Income Fund II
September 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
IT Services — 7.7%
Accenture PLC, Class A	45,451	$ 11,694,542
PayPal Holdings, Inc.(2)	92,112	7,928,080
Visa, Inc., Class A	238,921	42,444,316
		$ 62,066,938
Life Sciences Tools & Services — 2.0%
Danaher Corp.	19,867	$ 5,131,447
Illumina, Inc.(2)	16,561	3,159,673
Thermo Fisher Scientific, Inc.	15,588	7,906,078
		$ 16,197,198
Oil, Gas & Consumable Fuels — 1.0%
EOG Resources, Inc.	71,787	$ 8,020,762
		$ 8,020,762
Pharmaceuticals — 1.7%
Eli Lilly & Co.	43,106	$ 13,938,325
		$ 13,938,325
Real Estate Management & Development — 1.1%
FirstService Corp.	71,277	$ 8,482,676
		$ 8,482,676
Road & Rail — 1.7%
CSX Corp.	313,764	$ 8,358,673
Uber Technologies, Inc.(2)	208,580	5,527,370
		$ 13,886,043
Semiconductors & Semiconductor Equipment — 7.7%
Lam Research Corp.	29,821	$ 10,914,486
Micron Technology, Inc.	236,187	11,832,969
NVIDIA Corp.	57,366	6,963,659
QUALCOMM, Inc.	129,771	14,661,527
Texas Instruments, Inc.	115,404	17,862,231
		$ 62,234,872
Software — 18.9%
Adobe, Inc.(2)	80,327	$ 22,105,990
Altair Engineering, Inc., Class A(2)	80,916	3,578,106
Intuit, Inc.	56,776	21,990,480
Microsoft Corp.	280,404	65,306,092
Nice, Ltd. ADR(2)	32,142	6,050,410
Paycom Software, Inc.(2)	46,120	15,219,139
Security	Shares	Value
Software (continued)
Salesforce, Inc.(2)	70,758	$ 10,177,831
Zscaler, Inc.(2)	43,331	7,122,316
		$151,550,364
Specialty Retail — 3.8%
Home Depot, Inc. (The)	32,213	$ 8,888,855
TJX Cos., Inc. (The)	343,289	21,325,113
		$ 30,213,968
Technology Hardware, Storage & Peripherals — 7.6%
Apple, Inc.	398,426	$ 55,062,473
Logitech International S.A.	137,579	6,328,634
		$ 61,391,107
Textiles, Apparel & Luxury Goods — 1.2%
NIKE, Inc., Class B	114,972	$ 9,556,473
		$ 9,556,473
Total Common Stocks (identified cost $482,503,020)		$797,972,438

Short-Term Investments — 1.0%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 2.80%(3)	7,833,013	$ 7,833,013
Total Short-Term Investments (identified cost $7,833,013)		$ 7,833,013
Total Investments — 100.3% (identified cost $490,336,033)		$805,805,451
Total Written Covered Call Options — (0.4)% (premiums received $7,341,269)		$ (2,912,225)
Other Assets, Less Liabilities — 0.1%		$ 542,593
Net Assets — 100.0%		$803,435,819
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	All or a portion of each applicable common stock for which a written call option is outstanding at September 30, 2022 has been pledged as collateral for such written option.
(2)	Non-income producing security.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2022.

Eaton Vance
Enhanced Equity Income Fund II
September 30, 2022
Portfolio of Investments (Unaudited) — continued

Written Covered Call Options (Exchange-Traded) — (0.4)%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Abbott Laboratories	510	$ 4,934,760	$104	11/4/22	$ (59,160)
AbbVie, Inc.	765	10,267,065	145	10/7/22	(11,475)
Accenture PLC, Class A	225	5,789,250	275	11/4/22	(83,250)
Adobe, Inc.	400	11,008,000	320	10/28/22	(57,400)
Alphabet, Inc., Class C	3,215	30,912,225	109	10/21/22	(104,487)
Amazon.com, Inc.	2,970	33,561,000	131	10/21/22	(118,800)
AMETEK, Inc.	550	6,237,550	130	10/21/22	(9,625)
Apple, Inc.	1,990	27,501,800	155	11/4/22	(322,380)
Aptiv PLC	465	3,636,765	110	10/21/22	(2,325)
argenx SE ADR	85	3,000,925	420	10/21/22	(21,462)
Charles Schwab Corp. (The)	845	6,073,015	75	10/7/22	(32,532)
Coca-Cola Co. (The)	1,590	8,907,180	62	10/21/22	(11,130)
Copart, Inc.	370	3,936,800	120	10/21/22	(11,100)
CSX Corp.	1,565	4,169,160	34	10/14/22	(3,913)
Danaher Corp.	95	2,453,755	300	10/21/22	(4,988)
Ecolab, Inc.	65	938,730	165	10/21/22	(4,713)
Eli Lilly & Co.	215	6,952,025	340	10/14/22	(53,965)
EOG Resources, Inc.	355	3,966,415	131	10/14/22	(7,988)
Goldman Sachs Group, Inc. (The)	130	3,809,650	315	10/28/22	(61,100)
Home Depot, Inc. (The)	160	4,415,040	295	10/28/22	(55,200)
Illumina, Inc.	80	1,526,320	220	10/28/22	(46,400)
Intercontinental Exchange, Inc.	290	2,620,150	105	10/21/22	(3,625)
Intuit, Inc.	280	10,844,960	465	10/14/22	(17,500)
Intuitive Surgical, Inc.	290	5,435,760	205	10/28/22	(106,575)
Lam Research Corp.	145	5,307,000	430	10/28/22	(45,095)
Logitech International S.A.	685	3,151,000	53	10/21/22	(18,837)
Micron Technology, Inc.	1,180	5,911,800	60	10/14/22	(8,850)
Microsoft Corp.	1,400	32,606,000	255	10/21/22	(179,200)
Mondelez International, Inc., Class A	765	4,194,495	61	10/28/22	(15,300)
Netflix, Inc.	150	3,531,600	275	11/4/22	(119,625)
Nice, Ltd. ADR	160	3,011,840	210	10/21/22	(21,600)
NIKE, Inc., Class B	570	4,737,840	92	11/4/22	(64,980)
NVIDIA Corp.	285	3,459,615	140	10/28/22	(54,292)
Paycom Software, Inc.	230	7,589,770	390	10/21/22	(28,750)
PayPal Holdings, Inc.	460	3,959,220	98	11/4/22	(97,060)
QUALCOMM, Inc.	645	7,287,210	133	10/28/22	(29,347)
Raytheon Technologies Corp.	485	3,970,210	87	10/28/22	(51,652)
Salesforce, Inc.	350	5,034,400	165	10/28/22	(37,975)
Starbucks Corp.	660	5,561,160	97	10/28/22	(14,850)
Sysco Corp.	750	5,303,250	76	11/4/22	(46,875)
Tesla, Inc.	195	5,172,375	310	10/28/22	(106,762)
Texas Instruments, Inc.	575	8,899,850	165	11/4/22	(185,437)

Eaton Vance
Enhanced Equity Income Fund II
September 30, 2022
Portfolio of Investments (Unaudited) — continued

Written Covered Call Options (Exchange-Traded) (continued)
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Thermo Fisher Scientific, Inc.	75	$ 3,803,925	$570	10/21/22	$ (6,938)
TJX Cos., Inc. (The)	1,715	10,653,580	69	10/14/22	(16,293)
Trane Technologies PLC	210	3,041,010	165	10/21/22	(12,075)
Uber Technologies, Inc.	1,040	2,756,000	31	11/4/22	(93,600)
UnitedHealth Group, Inc.	175	8,838,200	540	10/7/22	(6,563)
Veeva Systems, Inc., Class A	110	1,813,680	185	10/21/22	(9,350)
Visa, Inc., Class A	1,190	21,140,350	190	11/4/22	(383,180)
Walt Disney Co. (The)	315	2,971,395	106	10/28/22	(22,680)
Waste Connections, Inc.	405	5,472,765	150	10/21/22	(11,138)
Zebra Technologies Corp., Class A	125	3,275,125	320	10/21/22	(5,625)
Zscaler, Inc.	215	3,533,955	205	10/14/22	(7,203)
Total					$(2,912,225)
Abbreviations:
ADR	– American Depositary Receipt
At September 30, 2022, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes covered call options on individual stocks above the current value of the stock to generate premium income. In writing call options on individual stocks, the Fund in effect sells potential appreciation in the value of the applicable stock above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying stock decline.
Affiliated Investments
At September 30, 2022, the value of the Fund's investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Liquidity Fund) and Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund) was $7,833,013, which represents 1.0% of the Fund's net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended September 30, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period
Short-Term Investments
Cash Reserves Fund	$3,050,823	$52,984,246	$(56,034,663)	$(406)	$ —	$ —	$2,861	—
Liquidity Fund	—	86,800,948	(78,967,935)	—	—	7,833,013	62,540	7,833,013
Total				$(406)	$ —	$7,833,013	$65,401
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)

Eaton Vance
Enhanced Equity Income Fund II
September 30, 2022
Portfolio of Investments (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At September 30, 2022, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$797,972,438*	$ —	$ —	$797,972,438
Short-Term Investments	7,833,013	—	—	7,833,013
Total Investments	$805,805,451	$ —	$ —	$805,805,451
Liability Description
Written Covered Call Options	$ (2,912,225)	$ —	$ —	$ (2,912,225)
Total	$ (2,912,225)	$ —	$ —	$ (2,912,225)
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.